Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Amounts Due to Related Parties
17.1	Amounts due to related parties

	As of December 31,
	2017	2018
	RMB	RMB	US$
Hebei Jiahui Consultation Service Co., Ltd.	1,200,000	—	—
Liaoning Junan Automobile Consultation Service Co., Ltd.	4,315,000	—	—
Shanghai Autohome	10,000	—	—

	5,525,000	—	—

Summary of Amounts Due from Related Parties
17.2	Amounts due from related parties

			As of December 31,
	Notes		2017	2018
			RMB	RMB	US$
Shanghai Autohome	(i	)	1,253,833	—	—
Mr. Jiayuan Lin	(ii	)	79,548,880	—	—
Shanghai Wangjin Investment Management Co., Ltd.	(ii	)	42,834,214	—	—

			123,636,927	—	—

(i)	The balance mainly represents automotive financing facilitation service fees, in the ordinary course of business.
(ii)

The balance represents the borrowings provided to related parties. The borrowing terms were approximately 5 years. The weighted average interest rate for the outstanding borrowings was 4.90% as of December 31, 2017.

Summary of Transactions with Related Parties
17.3	Transactions with related parties

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenue
Shanghai Autohome	32,125,478	20,913,903	14,928,349	2,171,239
Jincheng Bank	287,310,614	526,426,758	—	—

	319,436,092	547,340,661	14,928,349	2,171,239

Interest income
Mr. Jiayuan Lin	2,359,015	3,189,865	784,805	114,145
Shanghai Wangjin Investment Management Co., Ltd	937,346	1,896,868	430,260	62,579
Shanghai Autohome	—	—	2,199,730	319,937

	3,296,361	5,086,733	3,414,795	496,661